Parnassus Value Equity Fund

Portfolio of Investments as of September 30, 2025 (unaudited)

		$
Equities	Shares	Market Value ($)

Air Freight & Logistics (1.5%)

FedEx Corp.	307,542		72,521,479

Banks (9.3%)

Bank of America Corp.	3,259,994		168,183,090

Citigroup Inc.	1,034,942		105,046,613

JPMorgan Chase & Co.	522,473		164,803,658

			438,033,361

Biotechnology (1.2%)

Regeneron Pharmaceuticals Inc.	101,023		56,802,202

Capital Markets (11.3%)

CME Group Inc., Class A	346,744		93,686,761

S&P Global Inc.	324,794		158,080,488

The Bank of New York Mellon Corp.	1,458,959		158,968,173

The Charles Schwab Corp.	1,352,068		129,081,932

			539,817,354

Chemicals (1.8%)

Linde plc	174,321		82,802,475

Containers & Packaging (2.0%)

Ball Corp.	1,877,906		94,684,021

Diversified Financial Services (5.0%)

Mastercard Inc., Class A	256,846		146,096,573

Visa Inc., Class A	264,139		90,171,772

			236,268,345

Diversified Telecommunication Services (2.8%)

Verizon Communications Inc.	3,032,515		133,279,034

Equity Real Estate Investment Trusts (3.7%)

CBRE Group Inc., Class Aq	1,109,942		174,882,462

Food & Staples Retailing (4.3%)

Sysco Corp.	1,592,329		131,112,370

Walmart Inc.	705,359		72,694,299

			203,806,669

Health Care Equipment & Supplies (3.0%)

Abbott Laboratories	524,454		70,245,369

Stryker Corp.	189,056		69,888,332

			140,133,701

Health Care Providers & Services (3.5%)

The Cigna Group	327,143		94,298,970

		$

UnitedHealth Group Inc.	208,133		71,868,325

			166,167,295

Independent Power & Renewable Electricity Producers (2.3%)

Brookfield Renewable Corp.	3,187,401		109,710,342

Insurance (4.9%)

The Progressive Corp.	447,075		110,405,171

Willis Towers Watson plc	350,534		121,091,970

			231,497,141

Interactive Media & Services (3.6%)

Alphabet Inc., Class A	704,869		171,353,654

Life Sciences Tools & Services (5.4%)

Bio-Rad Laboratories Inc., Class Aq	314,398		88,154,055

Danaher Corp.	392,042		77,726,247

Thermo Fisher Scientific Inc.	189,206		91,768,694

			257,648,996

Machinery (5.9%)

Cummins Inc.	290,736		122,798,164

Deere & Co.	337,094		154,139,602

			276,937,766

Media (1.4%)

Comcast Corp., Class A	2,038,705		64,056,111

Multiline Retail (2.5%)

Amazon.com Inc.[q]	543,121		119,253,078

Pharmaceuticals (3.3%)

AstraZeneca plc, ADR	1,284,591		98,553,822

Novo Nordisk, ADR	1,009,120		55,996,069

			154,549,891

Road & Rail (2.4%)

Union Pacific Corp.	486,559		115,007,951

Semiconductors & Semiconductor Equipment (9.5%)

Advanced Micro Devices Inc.[q]	437,806		70,832,633

Applied Materials Inc.	427,505		87,527,374

Broadcom Inc.	208,280		68,713,655

Intel Corp.[q]	1,645,123		55,193,877

Micron Technology Inc.	357,017		59,736,084

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	380,891		106,379,047

			448,382,670

Software (5.4%)

Microsoft Corp.	239,470		124,033,486

NICE Ltd., ADR[q]	467,090		67,625,290

Oracle Corp.	219,017		61,596,341

			253,255,117

		$

Specialty Retail (2.2%)

The Home Depot Inc.	255,522		103,534,959

Technology Hardware, Storage & Peripherals (1.3%)

Western Digital Corp.	510,627		61,305,878

Total investment in equities (99.5%)

(cost $3,607,053,215)			4,705,691,952

			$	$		$
Short-Term Securities	Interest Rate	Maturity Date		Principal Amount ($)		Market Value ($)

Time Deposits (0.5%)

Citibank, New York	3.44%	10/01/2025			26,534,650		26,534,650

Total short-term securities (0.5%)

(cost $26,534,650)							26,534,650

Total securities (100.0%)

(cost $3,633,587,865)							4,732,226,602

Other assets and liabilities (0.0%)							(1,431,646)

Total net assets (100.0%)							4,730,794,956

q	This security is non-income producing.

plc	Public Limited Company

ADR	American Depositary Receipt